Long-term debt - Borrowings redemption prices (Details) - Senior unsecured notes - due July 15, 2027	12 Months Ended
Dec. 31, 2022
Long Term Debt [Line Items]
Borrowings redemption price percentage	100.00%
2023
Long Term Debt [Line Items]
Borrowings redemption price percentage	103.75%
2024
Long Term Debt [Line Items]
Borrowings redemption price percentage	101.88%
2025 and thereafter
Long Term Debt [Line Items]
Borrowings redemption price percentage	100.00%